Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025	Aug. 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Operating expenses:
Legal settlement loss							$ 16,587
Total operating expenses							32,936	$ (14,727)	$ (9,661)	$ 18,058
Operating (loss) gain							(32,936)	14,727	9,661	(18,058)
Interest income							166	441	565	217
Interest on convertible notes							(1,934)	(3,469)	(4,424)	(4,659)
Amortization of discount on convertible notes								(348)	(407)	(1,076)
Standby equity purchase agreement commitment fee							$ (325)
Number of reportable segments not disclosed							true
Amortization of debt issuance costs										(572)
Issuance costs for private placement of shares and warrants through placement agent (Note 5)							$ (1,628)			(2,819)
Legal settlement revaluation							3,842
Loss on induced conversion								(1,180)	(1,180)	(6,680)
Finance charges							(22)	(25)	(25)	(2,584)
Loss on note extinguishment										(13,374)
Gain on restructuring of payables								407	407
Loss on derivatives								(852)	(852)	(236)
Net (loss) income	$ (4,690)	$ (22,607)	$ (5,540)	$ (4,758)	$ (4,768)	$ 19,227	(32,837)	9,701	3,745	(49,841)
Share based compensation recognized in general and administrative expense							300	600	800	2,400
Share based compensation recognized in research and development expense							500	400	800	0
Single reporting segment
Operating expenses:
Net (loss) income							(32,837)	9,701
Single reporting segment | Operating segment
Operating expenses:
General and administrative expense							4,890	4,785	6,434	8,403
Research and development							10,652	4,460	7,278	7,240
Clinical expenses							(25,000)	(24,985)	(24,985)
Legal settlement loss							16,587
Stock-based compensation expense							807	1,013	1,612	2,415
Total operating expenses							32,936	(14,727)
Operating (loss) gain							(32,936)	14,727	9,661	(18,058)
Interest income							166	441	565	217
Interest on convertible notes							(1,934)	(3,469)	(4,424)	(4,659)
Amortization of discount on convertible notes								(348)	(407)	(1,076)
Standby equity purchase agreement commitment fee							(325)
Amortization of debt issuance costs										(572)
Issuance costs for private placement of shares and warrants through placement agent (Note 5)							(1,628)			(2,819)
Legal settlement revaluation							3,842
Loss on induced conversion								(1,180)	(1,180)	(6,680)
Finance charges							(22)	(25)	(25)	(2,584)
Loss on note extinguishment										(13,374)
Gain on restructuring of payables								407	407
Loss on derivatives								(852)	(852)	(236)
Net (loss) income							$ (32,837)	$ 9,701	$ 3,745	$ (49,841)